Restricted cash and other non-current financial assets	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Restricted cash and other non-current financial assets	Restricted cash and other non-current financial assets

Amounts in thousands USD	As of December 31, 2023	As of December 31, 2022
Restricted cash
Lease deposits and guarantees	1,376	—
Other non-current assets	418	571
Total	$1,794	$571

Restricted cash is mainly related to deposits held against the Group's new office in Uppsala, Sweden.